INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Revenue
Rental	$ 15,656,000		$ 19,380,979
Interest and other	313,630		413,317
Operating Partnerships Revenues	15,969,630		19,794,296
Expenses
Interest	1,810,220		2,653,242
Depreciation and amortization	3,816,962		4,657,323
Taxes and insurance	2,026,785		2,504,995
Repairs and maintenance	3,785,689		4,739,327
Operating expenses	5,381,747		6,762,914
Other expenses	201,621		321,714
Operating Partnerships Total Expenses	17,023,024		21,639,515
NET INCOME (LOSS)	(1,053,394)		(1,845,219)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(1,286,395)	[1]	(1,878,168)	[2]
Net income (loss) allocated to other partners	233,001		32,949
Series Seven [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	0	[1]	0	[2]
Net income (loss) allocated to other partners	0		0
Series Nine [Member]
Revenue
Rental	2,055,809		2,410,059
Interest and other	39,037		54,547
Operating Partnerships Revenues	2,094,846		2,464,606
Expenses
Interest	211,231		347,672
Depreciation and amortization	514,857		602,197
Taxes and insurance	280,775		328,407
Repairs and maintenance	493,532		601,911
Operating expenses	680,801		797,005
Other expenses	19,720		34,634
Operating Partnerships Total Expenses	2,200,916		2,711,826
NET INCOME (LOSS)	(106,070)		(247,220)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(88,096)	[1]	(213,903)	[2]
Net income (loss) allocated to other partners	(17,974)		(33,317)
Series Ten [Member]
Revenue
Rental	1,987,174		2,641,593
Interest and other	43,319		52,691
Operating Partnerships Revenues	2,030,493		2,694,284
Expenses
Interest	186,509		258,227
Depreciation and amortization	534,421		684,980
Taxes and insurance	304,409		377,193
Repairs and maintenance	432,117		675,873
Operating expenses	683,712		915,327
Other expenses	33,032		42,833
Operating Partnerships Total Expenses	2,174,200		2,954,433
NET INCOME (LOSS)	(143,707)		(260,149)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(170,438)	[1]	(236,913)	[2]
Net income (loss) allocated to other partners	26,731		(23,236)
Series Eleven [Member]
Revenue
Rental	4,061,143		4,021,144
Interest and other	64,247		56,560
Operating Partnerships Revenues	4,125,390		4,077,704
Expenses
Interest	514,431		555,153
Depreciation and amortization	1,003,228		1,003,462
Taxes and insurance	542,904		529,192
Repairs and maintenance	932,418		990,527
Operating expenses	1,347,005		1,429,536
Other expenses	36,637		37,084
Operating Partnerships Total Expenses	4,376,623		4,544,954
NET INCOME (LOSS)	(251,233)		(467,250)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(322,392)	[1]	(420,925)	[2]
Net income (loss) allocated to other partners	71,159		(46,325)
Series Twelve [Member]
Revenue
Rental	2,401,366		3,639,962
Interest and other	55,386		110,174
Operating Partnerships Revenues	2,456,752		3,750,136
Expenses
Interest	331,562		555,635
Depreciation and amortization	523,977		814,483
Taxes and insurance	305,561		444,991
Repairs and maintenance	656,852		813,473
Operating expenses	798,804		1,195,524
Other expenses	44,243		98,802
Operating Partnerships Total Expenses	2,660,999		3,922,908
NET INCOME (LOSS)	(204,247)		(172,772)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(211,967)	[1]	(244,848)	[2]
Net income (loss) allocated to other partners	7,720		72,076
Series Fourteen [Member]
Revenue
Rental	5,150,508		6,668,221
Interest and other	111,641		139,345
Operating Partnerships Revenues	5,262,149		6,807,566
Expenses
Interest	566,487		936,555
Depreciation and amortization	1,240,479		1,552,201
Taxes and insurance	593,136		825,212
Repairs and maintenance	1,270,770		1,657,543
Operating expenses	1,871,425		2,425,522
Other expenses	67,989		108,361
Operating Partnerships Total Expenses	5,610,286		7,505,394
NET INCOME (LOSS)	(348,137)		(697,828)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(493,502)	[1]	(761,579)	[2]
Net income (loss) allocated to other partners	$ 145,365		$ 63,751

[1]	Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.